2017 BUSINESS ACQUISITION	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
NOTE 14 - 2017 BUSINESS ACQUISITION

The Company operates in a high growth industry. A key component of the Company’s strategy is growth through acquisition that expands its technology offering, provides complementary lines of business and increases its market share.

The Company has accounted for all business combinations using the purchase method to record a new cost basis for the assets acquired, and in some cases, liabilities assumed. The Company recorded, based on purchase price allocations, intangible assets representing customer relationships, tradenames, software code, domain names, and excess of purchase price over the estimated fair values of the net assets acquired as “Goodwill” in the accompanying Consolidated Financial Statements. The goodwill is attributable to synergies achieved through the streamlining of operations combined with improved margins attainable through increased market presence and the acquisition of a large customer (a nation-wide bank) and is all attributed to our one operating reportable segment. The results of operations are reflected in the Consolidated Financial Statements of the Company from the date of acquisition.

(a) 2017 Acquisition

In fiscal 2017, the Company completed the following acquisitions, with an aggregate purchase price of $252,000 payable in the form of 400,000 shares of Common Stock of the Company in 2017, and upon future performance, up to an additional 200,000 shares of Common Stock of the Company in future years, for the assets of Volerro Corporation. The allocation of consideration for this acquisition is summarized as follows:

Checking and cash equivalents	$51,500
Intellectual Property and Software Code	68,500
Intangible Asset-Goodwill	132,000

Purchase Price	$252,000

Goodwill of $132,000 and intellectual property of $68,500 are expected to be deductible for U.S. federal income tax purposes. The Company believes that information gathered to date provides a reasonable basis for estimating the fair values of the assets acquired.

Pursuant to this acquisition, the Company acquired a new top 5 bank in the United States, with a customer contract remaining of $11,923 as of December 31, 2017.